Deutsche Investment Management Americas Inc.

One International Place

Boston, MA 02110

November 30, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Post-Effective Amendment No. 155 to the Registration Statement on Form N-1A of Deutsche Emerging Markets Fixed Income Fund (formerly Deutsche Enhanced Emerging Markets Fixed Income Fund) and Deutsche High Conviction Global Bond Fund (formerly Deutsche Enhanced Global Bond Fund) (each a, “Fund,” and collectively, the “Funds”), each a series of Deutsche Global/International Fund, Inc. (the “Corporation”) (Reg. Nos. 033-05724; 811-04670)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 155 to the Corporation’s Registration Statement on Form N-1A (the “Amendment”). The Amendment relates solely to the Funds and does not relate to any other series of the Corporation.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 for review and comment by the Staff of the Securities and Exchange Commission (the “Commission”). The Amendment is being filed principally to reflect new investment strategies for the Funds, including (i) new Fund names; (ii) the removal of Currency Strategies and related risks; and (iii) the appointment of Deutsche Asset Management International GmbH, an affiliate of the Funds, as a sub-advisor to the Funds. Pursuant to Rule 485(a)(1), the Corporation has designated on the facing sheet to the Registration Statement that the Amendment become effective on February 1, 2018. No fees are required in connection with this filing.

The Amendment has been electronically coded to show changes from the Funds’ Prospectus and Statement of Additional Information filed with the Commission on January 31, 2017 in Post-Effective Amendment No. 147 to the Corporation’s Registration Statement.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-1004.

Sincerely yours,

/s/ Andrew Hone

Andrew Hone

Vice President

Deutsche Investment Management Americas Inc.

cc: John Marten, Esq., Vedder Price P.C